Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Wages and consultant costs payable		$ 2,525	$ 1,324
Covenant fees		435
Dividends payable (Note 10)		238	162
Legal expenses		141	222
Deposit liability for early exercised options		3
Accrued expenses	$ 519	351	261
Total accrued expenses and other current liabilities		$ 3,693	$ 1,969